Offerings - Offering: 1	Feb. 27, 2026 USD ($)
Offering:
Other Rule	true
Security Type	Equity
Amount Registered	441,161
Proposed Maximum Offering Price per Unit	0.8217
Maximum Aggregate Offering Price	$ 362,501.99
Offering Note
(1)	Estimated in accordance with Rules 457(c) and 457(h) under the Securities Act.

(2)

Pursuant to Rule 416 under the Securities Act, the shares of Common Stock being registered hereunder include such indeterminate number of shares of Common Stock as may be issuable with respect to the shares of Common Stock being registered hereunder because of stock splits, stock dividends or similar transactions.

(3)

Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) and 457(h) under the Securities Act. The maximum offering price per share is based on the average of the high and low prices of the Common Stock as reported on The Nasdaq Stock Market, LLC on February 26, 2026.

(4)	The fee is calculated by multiplying the aggregate offering amount by $0.00013810, pursuant to Section 6(b) of the Securities Act.